Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term investments
Balance at the beginning of the year	$ 1,179,466	$ 1,027,459	$ 694,586
Investments made/transfers from prepayments	278,968	258,350	375,620
Income from equity method investments, net	14,217	10,434	(13,198)
Dividend received from equity method investments	(11,695)	(320)	(932)
Disposal of investments	(80,613)	(50,401)	(1,889)
Changes from measurement alternative to consolidation (Note 6)	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	0		0
Impairment of investments	(106,800)	(126,820)	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	(72,787)	35,115	207,438
Fair value change through earnings	(13,439)
Currency translation adjustment	13,962	25,649	(3,307)
Balance at the end of year	1,207,651	1,179,466	1,027,459
Showworld
Long-term investments
Fair value change gain	1,000	204,700
Cost Method
Long-term investments
Balance at the beginning of the year	579,084	558,602	570,619
Investments made/transfers from prepayments	96,768	134,925	268,734
Income from equity method investments, net	0	0	0
Dividend received from equity method investments	0	0	0
Disposal of investments	(75,667)	(2,067)	(1,724)
Changes from measurement alternative to consolidation (Note 6)	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)		(81,385)
Impairment of investments	(106,800)	(126,820)	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)		(2,462)	35,838
Fair value change through earnings	(23,316)
Currency translation adjustment	7,062	16,906	(2,621)
Balance at the end of year	268,716	579,084	558,602
Equity Method
Long-term investments
Balance at the beginning of the year	311,161	199,379	122,491
Investments made/transfers from prepayments	182,200	92,925	91,869
Income from equity method investments, net	14,217	10,434	(13,198)
Dividend received from equity method investments	(11,695)	(320)	(932)
Disposal of investments	0	0	(165)
Changes from measurement alternative to consolidation (Note 6)	0
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	0		0
Impairment of investments	0	0	0
Fair value change through earnings (including adjustment of subsequent price changes)		0	0
Fair value change through earnings	0
Currency translation adjustment	6,900	8,743	(686)
Balance at the end of year	502,783	311,161	199,379
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	289,221	269,478	1,476
Investments made/transfers from prepayments	0	30,500	15,017
Income from equity method investments, net	0	0	0
Dividend received from equity method investments	0	0	0
Disposal of investments	(4,946)	(48,334)	0
Changes from measurement alternative to consolidation (Note 6)	0
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	142,000		81,385
Impairment of investments	0	0	0
Fair value change through earnings (including adjustment of subsequent price changes)		37,577	171,600
Fair value change through earnings	9,877
Currency translation adjustment	0	0	0
Balance at the end of year	$ 436,152	$ 289,221	$ 269,478